Note H - Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Intangible Assets and Goodwill [Table Text Block]
	2012		2011
	Historical Cost	Accumulated Amortization	Historical Cost	Accumulated Amortization
Finite-lived intangible assets:
Customer relationships	$8,366	$1,582	$5,274	$1,011
Technology & drawings	5,790	1,379	4,600	1,118
Other intangibles	1,560	1,453	1,557	1,413
Total finite-lived intangible assets	15,716	4,414	11,431	3,542
Goodwill	17,452	-	14,672	-
Trade names & trademarks	3,532	-	2,920	-
Total	$36,700	$4,414	$29,023	$3,542